Transactions With Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due from related parties	$ 831	$ 1,561
Due to related parties	8,088	2,594
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Due from related parties	831	1,561
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Due to related parties	1,992	1,110
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Due to related parties	71	53
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Due to related parties	5,686	1,209
AirMania Travel S.A.
Related Party Transaction [Line Items]
Due to related parties	$ 339	$ 222